Matthews Emerging Markets Discovery Active ETF Expense Example - Matthews Emerging Markets Discovery Active ETF - ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,204